Provident Funding Mortgage Trust 2021-2 ABS-15G

Exhibit 99.7

Data Comparison

Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXXXXXXXX	XXXXXXXXX	Purpose of Transaction per HUD-1	Refinance	Cash Out			The 1003, 1008, and AUS all say Cash-out. The borrower is paying off a 1st & 2nd lien, but is required to bring $XXXX to closing.	Initial
XXXXXXXXX	XXXXXXXXX	Representative Score	785	767	18	2.35%	The mid score per the credit bureau is 785	Initial